Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Other Financial Services and Industrial) (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Financial Information For Discontinued Operations
Revenues and other income (loss)					$ 16,113		$ 17,245		$ 18,984
Earnings (loss) from discontinued operations, net of taxes					2,699		1,144		1,829
Gain (loss) on disposal of discontinued operations					15		(1,781)		(595)
Proceeds from Divestiture of Businesses, Net of Cash Divested					232		528		227
Benefit (provision) for income taxes (Note 14)					(1,508)		(1,212)		(2,526)
GE
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes	[1]				2,699		1,144		1,829
Proceeds from Divestiture of Businesses, Net of Cash Divested	[1]				0		0		0
Benefit (provision) for income taxes (Note 14)					(1,634)	[2]	(1,668)	[2]	(2,013)	[2]	$ (4,839)	$ (2,024)
GECC
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes					2,704		1,210		1,682
Proceeds from Divestiture of Businesses, Net of Cash Divested					232		528		227
Benefit (provision) for income taxes (Note 14)					126		456		(513)
Consumer Russia [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)					24		260		276
Earnings (loss) from discontinued operations, net of taxes					(2)		(193)		33
Gain (loss) on disposal of discontinued operations					4		(170)		0
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 232
Trailer Services [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)					1		271		399
Earnings (loss) from discontinued operations, net of taxes					37		(2)		22
Gain (loss) on disposal of discontinued operations					12		18		0
Proceeds from Divestiture of Businesses, Net of Cash Divested			$ 528
Consumer Ireland [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)					0		0		7
Earnings (loss) from discontinued operations, net of taxes					1		6		(195)
Gain (loss) on disposal of discontinued operations					1		6		(121)
Proceeds from Divestiture of Businesses, Net of Cash Divested				$ 227
GE Industrial
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes					$ (5)		$ (66)		$ 147
Benefit (provision) for income taxes (Note 14)				$ 148

[1]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.
[2]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.